NON-CONTROLLING INTERESTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest in TC PipeLines, LP	$ 1,634	$ 1,655
Non-controlling interests included in the Consolidated Statement of Income
Net income/(loss) attributable to non-controlling interests	293	(185)	$ 238
Noncontrolling Interest
Non-controlling interests included in the Consolidated Statement of Income
Net income/(loss) attributable to non-controlling interests	(293)	185	(238)
TC PipeLines, LP | Noncontrolling Interest
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest in TC PipeLines, LP	1,634	1,655
Non-controlling interests included in the Consolidated Statement of Income
Net income/(loss) attributable to non-controlling interests	293	(185)	220
Portland Natural Gas Transmission System | Noncontrolling Interest
Non-controlling interests included in the Consolidated Statement of Income
Net income/(loss) attributable to non-controlling interests	0	0	9
Columbia Pipeline Partners LP | Noncontrolling Interest
Non-controlling interests included in the Consolidated Statement of Income
Net income/(loss) attributable to non-controlling interests	$ 0	$ 0	$ 9